Pension and Other Postretirement Benefits - Schedule of Fair Value of Plan Assets (Parenthetical) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Amounts not included in funded status table	$ 8,572,000	$ 7,842,000
Qualified Retirement Plan [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Amounts not included in funded status table	8,312,000	7,581,000
PBOP [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Amounts not included in funded status table	260,000	261,000
Minimum [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Redemption notice period	1 day
Impact fee on redemptions and subscriptions of $5 million or more	$ 5,000,000
Maximum [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Redemption notice period		30 days